Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Net cash (used for) provided by operating activities	$ 1,931.2	$ 1,463.8	$ 1,223.3
Investing activities:
Capital expenditures	(999.9)	(778.6)	(796.7)
Cash paid for purchase of businesses, net of cash acquired	(239.9)	(1,588.5)	(376.4)
Debt purchased in connection with an acquisition			(36.5)
Cash receipts on sold trade receivables	461.6	411.2	473.8
Investment in unconsolidated entities	(114.3)	(2.5)	(179.9)
Proceeds from sale of HH&B		1,005.9
Proceeds from sale of property, plant and equipment	23.3	52.6	31.2
Proceeds from property, plant and equipment insurance settlement	7.9	3.5	0.9
Other	46.2	27.7	15.5
Net cash used for investing activities	(815.1)	(868.7)	(868.1)
Financing activities:
Proceeds from issuance of notes	1,197.3	998.4
(Repayments) additions to revolving credit facilities	(115.5)	421.8	125.5
Additions to debt	855.2	742.6	1,511.8
Repayments of debt	(2,032.9)	(2,331.9)	(1,073.3)
Other financing (repayments) additions	(24.2)	23.9	53.3
Specialty Chemicals spin-off of net cash and trust funding			(105.0)
Issuances of common stock, net of related minimum tax withholdings	26.6	35.8	11.8
Purchases of common stock	(195.1)	(93.0)	(335.3)
Cash dividends paid to stockholders	(440.9)	(403.2)	(380.7)
Cash distributions paid to noncontrolling interests	(33.3)	(47.0)	(33.5)
Other	7.7	(2.8)	(5.6)
Net cash used for financing activities	(755.1)	(655.4)	(231.0)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(28.2)	(2.1)	6.6
Increase (decrease) in cash, cash equivalents and restricted cash	332.8	(62.4)	130.8
Cash, cash equivalents and restricted cash at beginning of period	304.0	366.4	235.6
Cash, cash equivalents and restricted cash at end of period	636.8	304.0	366.4
Parent [Member]
Operating activities:
Net cash (used for) provided by operating activities	4.1
Financing activities:
Repayments of debt	(0.1)
Other	(4.0)
Net cash used for financing activities	(4.1)
Issuer [Member]
Operating activities:
Net cash (used for) provided by operating activities	31.4	371.4	(569.8)
Investing activities:
Cash paid for purchase of businesses, net of cash acquired		(61.0)
Intercompany notes issued		(734.1)	(154.9)
Intercompany notes proceeds		5.0
Intercompany capital investment	(757.3)	(323.5)	(772.7)
Intercompany return of capital	1,356.3	611.7	1,450.9
Net cash used for investing activities	599.0	(501.9)	523.3
Financing activities:
Proceeds from issuance of notes	1,197.3	998.4
(Repayments) additions to revolving credit facilities	(106.7)	421.8	125.5
Additions to debt	2.7	742.6	1,511.8
Repayments of debt	(1,025.1)	(1,657.1)	(863.6)
Issuances of common stock, net of related minimum tax withholdings	26.6	35.8	11.8
Purchases of common stock	(195.1)	(93.0)	(335.3)
Cash dividends paid to stockholders	(440.9)	(403.2)	(380.7)
Intercompany notes borrowing		72.5	26.0
Intercompany notes payments	(69.0)	(3.5)	(26.0)
Other	(20.0)	(3.2)	(3.6)
Net cash used for financing activities	(630.2)	111.1	65.9
Increase (decrease) in cash, cash equivalents and restricted cash	0.2	(19.4)	19.4
Cash, cash equivalents and restricted cash at beginning of period		19.4
Cash, cash equivalents and restricted cash at end of period	0.2		19.4
Guarantor Subsidiaries [Member]
Operating activities:
Net cash (used for) provided by operating activities	194.7	1,318.8	(1,917.3)
Investing activities:
Capital expenditures	(1.2)	(1.4)
Cash paid for purchase of businesses, net of cash acquired		(118.1)	(278.8)
Debt purchased in connection with an acquisition			(36.5)
Proceeds from sale of property, plant and equipment		0.2	0.3
Intercompany notes issued	(1.4)		(143.0)
Intercompany notes proceeds	4.5	2.4	144.6
Intercompany capital investment	(300.8)	(715.5)	(138.9)
Intercompany return of capital	821.0	172.8	2,859.7
Other	18.6	8.3	5.4
Net cash used for investing activities	540.7	(651.3)	2,412.8
Financing activities:
Repayments of debt	(21.7)	(206.6)	(16.1)
Other financing (repayments) additions	(8.7)	(26.9)	35.7
Intercompany notes borrowing	375.9	519.8	599.8
Intercompany notes payments	(14.0)	(519.8)	(64.8)
Intercompany capital receipt	736.9	323.5	772.7
Intercompany capital distribution	(1,356.3)	(611.7)	(1,450.9)
Intercompany dividends		(144.1)	(367.1)
Net cash used for financing activities	(287.9)	(665.8)	(490.7)
Increase (decrease) in cash, cash equivalents and restricted cash	447.5	1.7	4.8
Cash, cash equivalents and restricted cash at beginning of period	43.3	41.6	36.8
Cash, cash equivalents and restricted cash at end of period	490.8	43.3	41.6
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash (used for) provided by operating activities	2,015.3	123.5	5,152.5
Investing activities:
Capital expenditures	(998.7)	(777.2)	(796.7)
Cash paid for purchase of businesses, net of cash acquired	(239.9)	(1,409.4)	(97.6)
Cash receipts on sold trade receivables	461.6	411.2	473.8
Investment in unconsolidated entities	(114.3)	(2.5)	(179.9)
Proceeds from sale of HH&B		1,005.9
Proceeds from sale of property, plant and equipment	23.3	52.4	30.9
Proceeds from property, plant and equipment insurance settlement	7.9	3.5	0.9
Intercompany notes issued	(375.9)	(592.3)	(625.8)
Intercompany notes proceeds	83.0	523.3	90.8
Other	27.6	19.4	10.1
Net cash used for investing activities	(1,125.4)	(765.7)	(1,093.5)
Financing activities:
(Repayments) additions to revolving credit facilities	(8.8)
Additions to debt	852.5
Repayments of debt	(986.0)	(468.2)	(193.6)
Other financing (repayments) additions	(15.5)	50.8	17.6
Specialty Chemicals spin-off of net cash and trust funding			(105.0)
Cash distributions paid to noncontrolling interests	(33.3)	(47.0)	(33.5)
Intercompany notes borrowing	1.4	734.1	297.9
Intercompany notes payments	(4.5)	(7.4)	(144.6)
Intercompany capital receipt	321.2	715.5	138.9
Intercompany capital distribution	(821.0)	(172.8)	(2,859.7)
Intercompany dividends	(314.3)	(205.8)	(1,075.0)
Other	31.7	0.4	(2.0)
Net cash used for financing activities	(976.6)	599.6	(3,959.0)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(28.2)	(2.1)	6.6
Increase (decrease) in cash, cash equivalents and restricted cash	(114.9)	(44.7)	106.6
Cash, cash equivalents and restricted cash at beginning of period	260.7	305.4	198.8
Cash, cash equivalents and restricted cash at end of period	145.8	260.7	305.4
Eliminations [Member]
Operating activities:
Net cash (used for) provided by operating activities	(314.3)	(349.9)	(1,442.1)
Investing activities:
Intercompany notes issued	377.3	1,326.4	923.7
Intercompany notes proceeds	(87.5)	(530.7)	(235.4)
Intercompany capital investment	1,058.1	1,039.0	911.6
Intercompany return of capital	(2,177.3)	(784.5)	(4,310.6)
Net cash used for investing activities	(829.4)	1,050.2	(2,710.7)
Financing activities:
Intercompany notes borrowing	(377.3)	(1,326.4)	(923.7)
Intercompany notes payments	87.5	530.7	235.4
Intercompany capital receipt	(1,058.1)	(1,039.0)	(911.6)
Intercompany capital distribution	2,177.3	784.5	4,310.6
Intercompany dividends	314.3	349.9	1,442.1
Net cash used for financing activities	$ 1,143.7	$ (700.3)	$ 4,152.8